Consolidated Statements of Income - Entity [Domain] - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Interest income:
Loans, including fees (Note 4)		¥ 1,981,274	¥ 1,663,742	¥ 1,577,770
Deposits in other banks		64,270	47,056	27,304
Investment securities:
Interest		252,149	229,732	266,640
Dividends		131,593	112,605	104,187
Trading account assets		400,020	407,415	394,788
Call loans and funds sold		11,181	10,074	7,046
Receivables under resale agreements and securities borrowing transactions		54,158	51,659	49,786
Total		2,894,645	2,522,283	2,427,521
Interest expense:
Deposits		300,692	226,655	212,067
Call money and funds purchased		7,287	6,841	6,961
Payables under repurchase agreements and securities lending transactions		41,294	39,329	56,862
Due to trust account		504	519	665
Other short-term borrowings and trading account liabilities		60,452	57,501	52,342
Long-term debt		252,955	230,127	227,521
Total		663,184	560,972	556,418
Net interest income		2,231,461	1,961,311	1,871,103
Provision (credit) for credit losses (Note 4)		86,998	(106,371)	144,542
Net interest income after provision (credit) for credit losses		2,144,463	2,067,682	1,726,561
Non-interest income:
Fees and commissions income (Note 27)		1,400,980	1,294,116	1,160,874
Foreign exchange losses-net (Note 28)		(113,073)	(61,755)	(38,955)
Trading account profits (losses)-net (Notes 28 and 31)		1,148,661	(33,886)	570,276
Investment securities gains-net (Note 3)	[1]	154,687	303,520	155,957
Equity in earnings of equity method investees-net (Notes 2 and 26)		172,946	110,520	60,210
Gains on sales of loans (Note 4)		15,027	17,680	14,773
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)			115,210
Other non-interest income (Note 20)		65,850	75,676	144,774
Total		2,845,078	1,821,081	2,067,909
Non-interest expense:
Salaries and employee benefits (Note 13)		1,097,452	1,029,580	932,399
Occupancy expenses-net (Notes 5 and 26)		168,780	158,393	151,138
Fees and commission expenses		248,136	222,038	209,782
Outsourcing expenses, including data processing		241,650	216,737	198,134
Depreciation of premises and equipment (Note 5)		108,659	103,714	94,035
Amortization of intangible assets (Note 6)		222,353	198,147	207,568
Impairment of intangible assets (Note 6)		677	312	3,378
Insurance premiums, including deposit insurance		115,451	101,135	98,711
Communications		54,712	50,868	47,095
Taxes and public charges		96,627	69,457	66,862
Other non-interest expenses (Notes 2, 4, 5, 6, 20 and 26)		372,388	317,939	369,497
Total		2,726,885	2,468,320	2,378,599
Income before income tax expense		2,262,656	1,420,443	1,415,871
Income tax expense (Note 7)		666,020	337,917	296,020
Net income before attribution of noncontrolling interests		1,596,636	1,082,526	1,119,851
Net income attributable to noncontrolling interests		65,509	67,133	50,727
Net income attributable to Mitsubishi UFJ Financial Group		1,531,127	1,015,393	1,069,124
Income allocated to preferred shareholders:
Cash dividends paid		8,970	17,940	17,940
Changes in a foreign affiliated company's interests in its subsidiary			3,301
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 1,522,157	¥ 994,152	¥ 1,051,184
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 18 and 22):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 107.81	¥ 70.21	¥ 74.30
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		107.50	69.98	74.16
Cash dividend per common share		¥ 18.00	¥ 14.00	¥ 12.00
Weighted average common shares outstanding		14,118,469	14,158,698	14,148,060
Weighted average diluted common shares outstanding		14,137,645	14,180,080	14,169,080

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥7,457 million, ¥2,321 million, and ¥3,429 million; Other comprehensive income-net by ¥872 million, ¥284 million, and ¥84 million; Total credit losses by ¥8,329 million, ¥2,605 million, and ¥3,513 million, March 31, 2013, 2014 and 2015, respectively.